Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Investment Grade Bond ETF - Fidelity Investment Grade Bond ETF	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Mar. 02, 2021
Annual Return 2022	(13.60%)
Annual Return 2023	6.42%